Long-term liabilities Long-term liabilities - Principal Payments (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	9,130
2016	15,172
2017	75,735
2018	200,171
2019	18,624
Thereafter	961,143
Long-term debt	1,280,023	1,255,588
Total, including adjustment	1,279,975
Generation
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	8,599
2016	8,779
2017	11,300
2018	169,822
2019	12,132
Thereafter	424,517
Total, including adjustment	635,149
Distribution
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	531
2016	6,393
2017	64,435
2018	30,349
2019	6,492
Thereafter	536,626
Long-term debt	644,826